Servicing of Residential Loans - Schedule of Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Expected impact on fair value of a 10% increase in weighted-average discount rate	$ (57,852)	$ (49,687)	$ (57,852)	$ (49,687)
Expected impact on fair value of a 10% increase in conditional prepayment rate	(61,333)	(47,114)	(61,333)	(47,114)
Expected impact on fair value of a 10% increase in conditional default rate	(25,058)	(12,778)	(25,058)	(12,778)
Expected impact on fair value of a 20% increase in weighted-average discount rate	(114,304)	(95,531)	(114,304)	(95,531)
Expected impact on fair value of a 20% increase in conditional prepayment rate	(118,572)	(88,411)	(118,572)	(88,411)
Expected impact on fair value of a 20% increase in conditional default rate	$ (40,182)	$ (25,110)	$ (40,182)	$ (25,110)
Weighted Average [Member] | Servicing Rights Carried at Fair Value [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted-average discount rate	9.59%	9.76%		9.76%
Conditional prepayment rate	8.05%	7.06%		7.06%
Conditional default rate	2.44%	2.90%	2.44%	2.90%